Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

Class A, Class B, Class C, Administrator, Institutional and Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

Class A, Class B, Class C, Administrator, Institutional and Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

Administrator, Institutional and Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

Class A, Class B, Class C, Administrator, Institutional and Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND

Administrator, Institutional and Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

A, Class B, Class C, Administrator, Institutional and Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND

Administrator, Institutional and Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

Class A, Class B, Class C, Administrator, Institutional and Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

Administrator, Institutional and Investor Class

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

Administrator, Institutional and Investor Class

Supplement dated October 5, 2009 to the Prospectuses dated July 1, 2009,

as previously supplemented as the case may be.

This Supplement contains important information about the Funds referenced above.

Effective immediately, in the section under the heading “The Investment Adviser,” the word “custodian,” in the last sentence of the fourth paragraph, is hereby deleted.

TDR109/P601SP2

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

Supplement dated October 5, 2009, to the Statement of Additional Information dated July 1, 2009,

as previously supplemented on August 13, 2009.

This supplement contains important information about the Funds referenced above.

Effective immediately, State Street Bank and Trust Company (“State Street”), replaces Wells Fargo Bank, N.A., and PNC Global Investing Service (U.S.), Inc. (“PNC”), as the Funds’ Custodian and fund accountant, respectively. All references to Wells Fargo Bank, N.A. as “Custodian” and PNC as the fund accountant for the Funds in the Statement of Additional Information are removed accordingly. The paragraphs under the headings “Custodian” and “Fund Accountant” on page 34 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs, except that for the Funds custody charges are assessed at the master portfolio level only.

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

Class A and Class C and Investor Class

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

Class A, Class B, Class C and Administrator Class

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Class A, Class B, Class C, Institutional and Administrator Class

Supplement dated October 5, 2009 to the Prospectuses dated February 1, 2009,

as previously supplemented as the case may be.

This Supplement contains important information about the Funds referenced above.

Effective immediately, in the section under the heading “The Investment Adviser,” the word “custodian,” in the last sentence of the fourth paragraph, is hereby deleted.

IER109/P301SP2

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

Supplement dated October 5, 2009, to the Statement of Additional Information dated February 1, 2009,

as previously supplemented on February 18, 2009, March 1, 2009, March 31, 2009,

April 17, 2009, and June 19, 2009.

This supplement contains important information about the Funds referenced above.

Effective immediately, State Street Bank and Trust Company (“State Street”), replaces Wells Fargo Bank, N.A., and PNC Global Investing Service (U.S.), Inc. (“PNC”), as the Funds’ Custodian and fund accountant, respectively, except that for the Emerging Markets Equity and International Equity Funds Wells Fargo Bank, N.A. also continues to act as a Custodian for a portion of their assets until they are finally delivered to State Street. All references to Wells Fargo Bank, N.A. as “Custodian” (except for the Emerging Markets Equity and International Equity Funds until the portions of their respective assets maintained with Wells Fargo Bank, N.A. are finally delivered to State Street) and PNC as the fund accountant for the Funds in the Statement of Additional Information are removed accordingly. The paragraphs under the headings “Custodian” and “Fund Accountant” on page 34 are deleted in their entirety and replaced with the following:

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund's daily net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs, except that for the International Value Fund custody charges are assessed at the master portfolio level only.